Intangible assets and goodwill (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets and Goodwill
Balance at beginning of the period	R$ 5,307,563	R$ 5,427,676
Additions	95,928	105,292
Additions through business combinations		5,809
Disposals	(3,674)	(1,521)
Amorization	(239,032)	(229,693)
Transfers	0	0
Balance at end of the period	5,160,785	5,307,563
Software [member]
Intangible Assets and Goodwill
Balance at beginning of the period	114,701	80,721
Additions	17,403	18,872
Additions through business combinations		0
Disposals	(90)	(450)
Amorization	(36,638)	(34,376)
Transfers	31,014	49,934
Balance at end of the period	126,390	114,701
Customer Portfolio [member]
Intangible Assets and Goodwill
Balance at beginning of the period	722,652	823,183
Additions	0	0
Additions through business combinations		1,844
Disposals	0	0
Amorization	(104,163)	(102,375)
Transfers	0	0
Balance at end of the period	618,489	722,652
Trademarks [member]
Intangible Assets and Goodwill
Balance at beginning of the period	493,129	518,615
Additions	0	0
Additions through business combinations		1,823
Disposals	0	0
Amorization	(27,309)	(27,309)
Transfers	0	0
Balance at end of the period	465,820	493,129
Trade Agreement
Intangible Assets and Goodwill
Balance at beginning of the period	194,065	218,827
Additions	0	0
Additions through business combinations		0
Disposals	0	0
Amorization	(24,762)	(24,762)
Transfers	0	0
Balance at end of the period	169,303	194,065
Platform content production [member]
Intangible Assets and Goodwill
Balance at beginning of the period	56,101	48,370
Additions	42,950	48,599
Additions through business combinations		0
Disposals	(3,575)	0
Amorization	(46,160)	(40,868)
Transfers	0	0
Balance at end of the period	49,316	56,101
Other Intangible assets [member]
Intangible Assets and Goodwill
Balance at beginning of the period	6,207	7,281
Additions	0	0
Additions through business combinations		0
Disposals	(9)	(1,071)
Amorization	0	(3)
Transfers	0	0
Balance at end of the period	6,198	6,207
In progress [member]
Intangible Assets and Goodwill
Balance at beginning of the period	6,845	18,958
Additions	35,575	37,821
Additions through business combinations		0
Disposals	0	0
Amorization	0	0
Transfers	(31,014)	(49,934)
Balance at end of the period	11,406	6,845
Goodwill [member]
Intangible Assets and Goodwill
Balance at beginning of the period	3,713,863	3,711,721
Additions	0	0
Additions through business combinations		2,142
Disposals	0	0
Amorization	0	0
Transfers	0	0
Balance at end of the period	R$ 3,713,863	R$ 3,713,863